VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS (Tables)	12 Months Ended
Oct. 31, 2024
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Summary of consolidated financial information of the VIE and its subsidiaries

	As of October 31,
	2024	2023
Cash	$209,072	$2,262
Restricted cash	698,949	692,692
Short-term investments	28,090,382	26,797,081
Accounts receivable	1,411,786	18,960
Note receivable – related party	1,370,741	—
Other current assets	58,138	91,482
Right-of-use assets, operating lease	51,361	54,870
Other non-current assets	4,948	6,280
Total Assets	31,895,377	27,663,627

Taxes payable	714,761	608,402
Loan payable	983,421	—
Other current liabilities	1,495,743	540,344
Non-current liabilities	169,595	—
Total Liabilities	3,363,520	1,148,746

Net assets	$28,531,857	$26,514,881

	Years Ended October 31,
	2024	2023	2022
Revenues	$3,219,336	$1,244,247	$1,351,909
Income (loss) from operations	1,210,736	(202,651)	(950,762)
Net income (loss)	$1,715,526	$325,352	$(702,956)